BALANCE SHEET (Unaudited) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash	$ 177,681	$ 526,625
Prepaid expenses	50,371	280,057
Total current assets	228,052	806,682
Investments held in Trust Account	65,573,383	65,000,484
Total Assets	65,801,435	65,807,166
Current liabilities:
Accrued expense	1,980	0
Promissory Note	433,334	0
Franchise tax payable	196,434	124,434
Total current liabilities	631,748	124,434
Total Liabilities	631,748	124,434
Common stock subject to possible redemption, 6,500,000 shares (at redemption value of approximately $10.08 and $10.00 per share) at September 30, 2022 and December 31,2021, respectively	65,523,383	65,000,000
Stockholders’ Equity (Deficit):
Preferred stock, $0.00001 par value; 100,000,000 shares authorized; none issued and outstanding as of September 30, 2022 and December 31, 2021	0	0
Common stock, $0.00001 par value; 300,000,000 shares authorized; 1,625,000 issued and outstanding as of September 30, 2022 and December 31, 2021 (excluding 6,500,000 shares subject to possible redemption)	16	16
Additional paid-in capital	394,219	827,553
Accumulated deficit	(747,931)	(144,837)
Total Stockholders' Equity (Deficit)	(353,696)	682,732
Total Liabilities, Equity, and Stockholders' Equity (Deficit)	$ 65,801,435	$ 65,807,166